Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 19, 2013
Prospectus Date	rr_ProspectusDate	Jul. 19, 2013